Deferred Income (Details) - Schedule of Deferred Income - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Income [Abstract]
Deferred income beginning balance	$ 5,607	$ 4,954	$ 3,139
Green certificates received	2,030	10,663	10,729
Green certificates sold	(1,468)	(10,169)	(8,849)
Foreign exchange gain/(loss)	(121)	159	(65)
Deferred income ending balance	$ 6,048	$ 5,607	$ 4,954